Label	Element	Value
ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	ALTSHARES MERGER ARBITRAGE ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

AltShares Merger Arbitrage ETF (the "Fund") seeks to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the "Underlying Index").

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% each year and that the Fund's expenses are equal to the Total Annual Operating Expenses each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your Shares, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. Transaction costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund's performance. For the fiscal year ended May 31, 2025, the Fund's portfolio turnover rate was 431% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	431.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund seeks to track the performance of the Underlying Index, which is designed to reflect a global merger arbitrage strategy. The most common approach to merger arbitrage, and the approach the Underlying Index (and by extension the Fund) reflects, is to seek to capture the difference (the "spread") between the price at which the stock of a target company in a publicly announced merger, takeover, tender offer, or leveraged buy-out (the "Target") trades after the announcement of the acquisition and the price the acquiring company (the "Acquirer") has agreed to pay for the stock of the Target.

The Underlying Index is rebalanced and reconstituted twice per month. The Fund reconstitutes and rebalances on the same schedule as the Underlying Index. The Fund's investment adviser, Water Island Capital, LLC (the "Adviser"), generally expects the Underlying Index to include between 30-50 Targets at each reconstitution. To gain exposure to the Underlying Index, the Fund will establish long positions in shares of the Target stocks. When the terms of a transaction call for the exchange of an Acquirer's common stock, the Underlying Index, as a result of the index methodology, will include short exposure in the Acquirer's stock at the deal's exchange ratio. This short exposure is designed to lock in the current deal spread, and to hedge against the risk of a decline in the deal value as a result of a decline in the value of the Acquirer's stock. The Fund may invest in derivatives, such as swaps, to obtain exposure to long and short constituents of the Underlying Index.

The Underlying Index is comprised of securities of United States ("U.S.") and foreign companies of any market capitalization, which may from time to time include small and medium capitalization companies. The Underlying Index is calculated in U.S. dollars. The Underlying Index hedges against fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund uses forward currency or futures contracts to effectuate these hedges in the Underlying Index. The amount of forward and futures contracts held by the Fund is based on the aggregate exposure of the Fund to each currency.

The Underlying Index may also include an allocation to cash-like instruments, such as money market and similar cash management funds and ultra short-term bond exchange-traded funds ("ETFs"). In addition, when a transaction closes, any allocation in the Underlying Index to the securities of the Target and/or Acquirer will be reallocated to such instruments. The Underlying Index generally only allocates to cash when there are an insufficient number of Targets for inclusion in the Underlying Index and when a transaction represented by a Target in the Underlying Index has been consummated or abandoned. Accordingly, cash allocations in the Underlying Index and Fund are generally removed as part of each Underlying Index reconstitution, though cash allocations may continue to be included if there are an insufficient number of Targets.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the constituents of the Underlying Index and in financial instruments with economic characteristics similar to such constituents, such as swaps on such constituents. Although the Fund expects to replicate (or hold all components of) the Underlying Index, the Fund reserves the right to use representative sampling to track the Underlying Index. The Fund may invest up to 20% of its net assets in instruments that are not included in the Underlying Index, but that the Adviser believes will help the Fund track the Underlying Index. The Fund may also invest in financial instruments, including swap agreements, futures contracts, ETFs, and options on securities or equity securities indices. With respect to derivatives, the Fund will invest principally in swaps and forward contracts on foreign currencies. The Fund will invest in other funds, such as money market and similar cash management funds and ultra short-term bond ETFs, only to reflect cash allocations by the Underlying Index.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of August 30, 2025, the Underlying Index included 49 long positions and 16 short positions in companies with market capitalizations of between $280 million and $62 billion.

The Underlying Index was developed by Water Island Indices LLC (the "Index Provider"), an affiliate of the Adviser. The Index Calculation Agent is Solactive AG, which is not affiliated with the Index Provider, the Fund, or the Adviser. The Index Calculation Agent provides information to the Fund about the constituents of the Underlying Index and does not provide investment advice with respect to the desirability of investing in, purchasing or selling securities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and performance table provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the past one year and since inception periods compared to the returns of the Standard & Poor's 500® Index, Water Island Merger Arbitrage USD Hedged Index, ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The performance table reflects the performance of the Fund's shares before and after taxes. The performance shown reflects voluntary fee waivers which had a positive effect on performance and may be discontinued at any time. Without such voluntary fee waivers, performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.altsharesetfs.com/arb.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and performance table provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the past one year and since inception periods compared to the returns of the Standard & Poor's 500® Index, Water Island Merger Arbitrage USD Hedged Index, ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.altsharesetfs.com/arb
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Performance of AltShares Merger Arbitrage ETF Shares
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a quarter was 3.27% during the quarter ended September 30, 2023 and the lowest return for a quarter was -1.43% during the quarter ended June 30, 2022.
The year-to-date return of the Fund's shares through June 30, 2025 is 3.30%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	3.30%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Sep. 30, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	3.27%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(1.43%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	Due to new regulatory requirements, effective May 31, 2024, the Standard & Poor's 500® Index became the Fund's broad-based securities market index. The Standard & Poor's 500® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard and Poor's 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The table below shows the Fund's average annual total returns compared with those of the Standard & Poor's 500® Index, Water Island Merger Arbitrage USD Hedged Index, ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The table also presents the impact of taxes on the returns of the Fund's shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts).

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

  The indexes are calculated on a total-return basis, are unmanaged and are not available for direct investment. The indexes reflect no deduction for fees, expenses, or taxes. The Standard & Poor's 500® Index, the ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index are not intended to, and do not, parallel the risk or investment style of the Fund's investment strategy.

  In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2024
ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all funds, investing in the Fund entails risks that could cause the Fund and the Fund's investors to lose money.
ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Merger Arbitrage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Merger Arbitrage Risk: The principal risk associated with the Fund's merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may not be completed or may be completed on less favorable terms than originally anticipated, in which case the Fund may realize losses.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Passive Investment Risk: The Fund is not actively managed, does not seek to "beat" the Underlying Index, and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry, or sector.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Short Sale Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Short Sale Risk: The Fund may obtain short exposure by borrowing a security to sell or by trading a derivative instrument, such as a future, forward or swap. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. There is no theoretical ceiling to the price of a shorted security. Therefore, securities sold short have unlimited risk. Short sales also expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. When the Fund sells a security short, it must maintain cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper, and long equity positions). The need to maintain cash or other liquid assets could limit the Fund's ability to pursue other opportunities as they arise. Short exposure generally introduces more risk to the Fund than long positions. It is also possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk: The value of the Fund's investments, and the net asset value ("NAV") of the Fund, will fluctuate over time, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may experience short-term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the value of the Fund's investments, and investors could lose money due to this price fluctuation. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates, changes in interest rates, or adverse investor sentiment. Geopolitical risks, including terrorism, war and sanctions, and environmental and public health risks (such as natural disasters, epidemics and pandemics), may add to instability in world economies and markets generally. This uncertainty could lead to corporate events such as mergers, acquisitions, and restructurings breaking. The extent and duration of such market disruptions cannot be predicted, but could magnify the impact of other risks to the Fund, could have a significant adverse impact on the Fund and its investments, and could result in increased volatility of the Fund's NAV.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

High Portfolio Turnover Risk: The Fund's strategy is expected to involve buying and selling portfolio securities frequently to rebalance the Fund's investment exposures, which may increase brokerage commission costs and reduce performance. High portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause higher taxes.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Hedging Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Hedging Risk: Instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedges may not be perfect or may not work as expected, adversely affecting performance.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Concentration Risk: If a large percentage of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, the Underlying Index may be concentrated in an industry or group of industries or sectors. Because the Fund's assets are expected to be concentrated in an industry or group of industries or sectors to the same extent as the Underlying Index, the Fund is subject to loss due to adverse occurrences affecting that industry or group of industries or sectors. During such a period of concentration, the Fund may be subject to greater volatility than a fund that is more broadly diversified.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sector Risk: The securities of companies in the same or related businesses ("sectors"), if comprising a significant portion of the Fund's portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and may adversely affect the value of the Fund's portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund's portfolio or if the Fund's portfolio was diversified across a greater number of sectors. Some sectors have particular risks that may not affect other sectors.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: A derivative instrument (such as a forward contract, option (both written and purchased), or swap contract) typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset (or basket of assets or index), which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Swap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Swap Risk: The Fund may enter into total return swaps to gain investment exposure to the underlying security or securities in a more efficient or economically attractive manner than direct ownership. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. New and additional government regulation of the swap market could result in higher Fund costs and expenses and could adversely affect the Fund's ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Transaction costs may be higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. Foreign governments and economies often are less stable and foreign companies may not be subject to the same regulatory requirements and accounting, auditing, and financial reporting standards of U.S. companies. As a consequence, there may be less publicly available information about such companies, which may negatively affect the value of foreign securities held by the Fund.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment in the Fund. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. The return of the forward currency contracts and currency futures contracts utilized for currency hedging may not perfectly offset the actual fluctuations of the foreign currencies relative to the U.S. dollar and may prevent the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts may be susceptible to credit risk and other risks. Further, in order to minimize transaction costs, or for other reasons, the Fund's exposure to non-U.S. currencies may not be hedged.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Counterparty Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Counterparty Risk: The Fund may enter into various types of derivative contracts with a counterparty that may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed, and the value of the counterparty agreements can be expected to decline, potentially resulting in losses to the Fund.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	ETF Risk: As an ETF, the Fund is subject to the following risks:
ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Premium-Discount Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Premium-Discount Risk: Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.
ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Secondary Market Trading Risk: Investors buying or selling Shares in the secondary market may pay bid-ask spreads, brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell Shares. There can be no assurance that an active or liquid trading market for Shares will develop or be maintained or that the Shares will continue to be listed. In addition, trading in Shares on the Exchange may be halted.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cash Transactions Risk: The Fund may effect redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may recognize gains on sales of portfolio holdings. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund redeemed its shares principally in-kind, may be passed on to Authorized Participants ("APs") in the form of transaction fees. As a result, the spreads between the bid and the offered prices of the Fund's shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | International Closed Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

International Closed Market Trading Risk: Because certain of the Fund's investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are marked for purposes of the Fund's NAV. As a result, Shares may appear to trade at a significant discount or premium to NAV. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Flash Crash Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund's shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause the Fund itself to halt trading.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Authorized Participants Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Authorized Participants Concentration Risk: The Fund may have a limited number of financial institutions that may act as APs. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV like closed-end fund shares and may face delisting from the Exchange.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Small and Medium Capitalization Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small and Medium Capitalization Securities Risk: Securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These securities may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium sized companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Investment Company and ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investment Company and ETF Risk: Investing in securities issued by other investment companies, including ETFs, involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund's performance may be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with the occurrence of adverse events affecting a particular issuer than a diversified fund.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Tracking Error Risk: Tracking error is the divergence of the Fund's performance from that of the Underlying Index, which may be due to the Fund's use of representative sampling or other differences between the Fund's and Underlying Index's holdings, transaction and operating costs, and security valuation procedures. This risk is heightened during times of market volatility.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder Risk: Certain shareholders, including the Adviser or an affiliate of the Adviser, may own a substantial amount of the Fund's Shares. Redemptions by large shareholders could have a significant negative impact on the Fund and transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	oef_Component1OtherExpensesOverAssets	0.00%
All Remaining Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 942
ALTSHARES MERGER ARBITRAGE ETF | BLOOMBERG U.S. AGGREGATE BOND INDEX
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.27%)	[2],[3]
ALTSHARES MERGER ARBITRAGE ETF | ICE BOFA 3-MONTH TREASURY BILL INDEX
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.25%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.52%	[3],[4]
ALTSHARES MERGER ARBITRAGE ETF | STANDARD & POOR'S 500® INDEX
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.69%	[3],[5]
ALTSHARES MERGER ARBITRAGE ETF | WATER ISLAND MERGER ARBITRAGE USD HEDGED INDEX
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.38%	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.25%	[3],[6]
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	3.20%
Annual Return [Percent]	oef_AnnlRtrPct	2.59%
Annual Return [Percent]	oef_AnnlRtrPct	4.04%
Annual Return [Percent]	oef_AnnlRtrPct	4.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.88%	[3]
Performance Inception Date	oef_PerfInceptionDate	May 07, 2020
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.19%	[3]
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.71%	[3]

[1]	Pursuant to a Rule 12b-1 Distribution and Service Plan (the "Plan"), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
[3]	The Fund's inception date is May 7, 2020.
[4]	The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
[5]	Due to new regulatory requirements, effective May 31, 2024, the Standard & Poor's 500® Index became the Fund's broad-based securities market index. The Standard & Poor's 500® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard and Poor's 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
[6]	The Water Island Merger Arbitrage USD Hedged Index is the Fund's Underlying Index and is most representative of the Fund's risk and return and investment style. The Fund seeks to track the performance of the Underlying Index. The Water Island Merger Arbitrage USD Hedged Index is designed to reflect a global merger arbitrage strategy investing in definitive, publicly announced mergers and acquisitions and is comprised of securities of U.S. and foreign companies of any market capitalization, which may from time to time include small and medium capitalization companies.